	CBOE VEST US LARGE CAP 10% BUFFER FUND
Schedule of Investments					January 31, 2023 (unaudited)
					Shares		Fair Value
3.79%	EXCHANGE TRADED FUNDS
	SPDR S&P 500 ETF Trust . . . . . . . . . .				. . . . 37,450. .		$ 15,222,676
97.67%	PURCHASED OPTIONS
		Number
			of	Notional	Exercise	Expiration
92.80%	Description	Contracts		Amount	Price	Date	Value
	CALL OPTIONS
	SPDR S&P 500
	ETF Trust . . . .	.	272	$11,056,256	$ 0. .0106/21/23		$ 10,982,807
	SPDR S&P 500
	ETF Trust . . . .	.	787	31,989,976	0..01	08/16/23	31,777,463
	SPDR S&P 500
	ETF Trust . . . .	. 1,011		41,095,128	0..01	11/16/23	40,682,689
	SPDR S&P 500
	ETF Trust . . . .	.	777	31,583,496	0..01	05/17/23	31,473,950
	SPDR S&P 500
	ETF Trust . . . .	. 2,380		96,742,240	0..01	12/18/24	94,624,050
	SPDR S&P 500
	ETF Trust . . . .	. 1,902		77,312,496	0..01	08/19/24	75,688,545
	SPDR S&P 500
	ETF Trust . . . .	.	988	40,160,224	0..01	02/20/24	39,634,370
	SPDR S&P 500
	ETF Trust . . . .	.	412	16,746,976	0..01	03/20/25	16,363,601
	SPDR S&P 500
	ETF Trust . . . .	.	780	31,705,440	433..01	06/24/24	31,039,462
	TOTAL CALL OPTIONS PURCHASED . . . . . . . . . . . . . . . . . . . .						372,266,937. . . . . .
4.87%	PUT OPTIONS
	SPDR S&P 500
	ETF Trust . . . .	.	806	32,762,288	394..77	07/19/23	1,089,679
	SPDR S&P 500
	ETF Trust . . . .	.	806	32,762,288	386..23	12/20/23	1,457,629
	SPDR S&P 500
	ETF Trust . . . .	.	806	32,762,288	446..60	02/15/23	3,177,273
	SPDR S&P 500
	ETF Trust . . . .	.	806	32,762,288	435..62	03/15/23	2,242,761
	SPDR S&P 500
	ETF Trust . . . .	.	806	32,762,288	395..45	11/15/23	1,525,872
	SPDR S&P 500
	ETF Trust . . . .	.	806	32,762,288	426..65	08/16/23	2,097,854
	SPDR S&P 500
	ETF Trust . . . .	.	806	32,762,288	391..49	01/17/24	1,622,387
	SPDR S&P 500
	ETF Trust . . . .	.	806	32,762,288	391..86	05/17/23	750,840

1

QUARTERLY REPORT

CBOE VEST US LARGE CAP 10% BUFFER FUND
Schedule of Investments - continued				January 31, 2023 (unaudited)
	Number
		of	Notional	Exercise	Expiration
Description	Contracts		Amount	Price	Date	Value
SPDR S&P 500
ETF Trust . . . .	.	806	$32,762,288	$ 368.50	10/18/23 $	940,897
SPDR S&P 500
ETF Trust . . . .	.	806	32,762,288	444..71	04/19/23	2,947,548
SPDR S&P 500
ETF Trust . . . .	.	806	32,762,288	377..39	09/20/23	998,683
SPDR S&P 500
ETF Trust . . . .	.	806	32,762,288	379..20	06/21/23	688,562

TOTAL PUT OPTIONS PURCHASED . . . . . . . . . . . . . . . . . . . . .19,539,985. . . . . .

97.67% TOTAL PURCHASED OPTIONS . . . . . . . . . . . . . . . . . . . . . . . 391,806,922. . . . . . . .

101.46% TOTAL INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 407,029,598. . . . . . . . .

-1.46% Liabilities, in excess of other assets .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. ..	(5,863,352)

100.00% NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$.401,166,246. . . . . . . . . .

(2.07%) OPTIONS WRITTEN

		Number
			of	Notional	Exercise	Expiration
(0.35%)	Description	Contracts		Amount	Price	Date	Value
	CALL OPTIONS
	SPDR S&P 500
	ETF Trust . . . .	.	806	$(32,762,288)	$ 485.96	07/19/23 $	(45,376)
	SPDR S&P 500
	ETF Trust . . . .	.	806	(32,762,288)	497..56	11/15/23	(104,507)
	SPDR S&P 500
	ETF Trust . . . .	.	729	(29,632,392)	512..21	02/15/23	(17)
	SPDR S&P 500
	ETF Trust . . . .	.	737	(29,957,576)	506..59	03/15/23	(458)
	SPDR S&P 500
	ETF Trust . . . .	.	806	(32,762,288)	516..03	08/16/23	(30,080)
	SPDR S&P 500
	ETF Trust . . . .	.	806	(32,762,288)	471..97	01/17/24	(471,614)
	SPDR S&P 500
	ETF Trust . . . .	.	806	(32,762,288)	476..01	05/17/23	(22,924)
	SPDR S&P 500
	ETF Trust . . . .	.	769	(31,258,312)	474..05	10/18/23	(212,030)
	SPDR S&P 500
	ETF Trust . . . .	.	737	(29,957,576)	514..05	04/19/23	(1,902)
	SPDR S&P 500
	ETF Trust . . . .	.	806	(32,762,288)	475..26	09/20/23	(144,224)

2

QUARTERLY REPORT

CBOE VEST US LARGE CAP 10% BUFFER FUND
Schedule of Investments - continued				January 31, 2023 (unaudited)
	Number
		of	Notional	Exercise	Expiration
Description	Contracts		Amount	Price	Date	Value
SPDR S&P 500
ETF Trust . . . .	.	806	$(32,762,288)	$ 479.07	12/20/23 $	(288,856)
SPDR S&P 500
ETF Trust . . . .	.	806	(32,762,288)	468..30	06/21/23	(67,877)
TOTAL CALL OPTIONS WRITTEN . . . . . . . . . . . . . . . . .					. . . .	. .(1,389,865). . . . . .
(1.72%) PUT OPTIONS
SPDR S&P 500
ETF Trust . . . .	.	806	(32,762,288)	355..29	07/19/23	(467,474)
SPDR S&P 500
ETF Trust . . . .	.	806	(32,762,288)	401..94	02/15/23	(375,462)
SPDR S&P 500
ETF Trust . . . .	.	806	(32,762,288)	392..06	03/15/23	(384,710)
SPDR S&P 500
ETF Trust . . . .	.	806	(32,762,288)	355..91	11/15/23	(786,020)
SPDR S&P 500
ETF Trust . . . .	.	806	(32,762,288)	383..99	08/16/23	(960,291)
SPDR S&P 500
ETF Trust . . . .	.	806	(32,762,288)	352..34	01/17/24	(868,819)
SPDR S&P 500
ETF Trust . . . .	.	806	(32,762,288)	352..67	05/17/23	(260,905)
SPDR S&P 500
ETF Trust . . . .	.	806	(32,762,288)	331..65	10/18/23	(474,661)
SPDR S&P 500
ETF Trust . . . .	.	806	(32,762,288)	400..24	04/19/23	(791,604)
SPDR S&P 500
ETF Trust . . . .	.	806	(32,762,288)	339..65	09/20/23	(488,471)
SPDR S&P 500
ETF Trust . . . .	.	806	(32,762,288)	347..61	12/20/23	(751,944)
SPDR S&P 500
ETF Trust . . . .	.	806	(32,762,288)	341..28	06/21/23	(284,617)

TOTAL PUT OPTIONS WRITTEN . . . . . . . . . . . . . . . . . . . . . . . (6,894,978). . . . . . .

(2.07%) TOTAL OPTIONS WRITTEN . . . . . . . . . . . . . . . . . . . . . . . . . . $. (8,284,843). . . . . . . .

3

QUARTERLY REPORT

CBOE VEST US LARGE CAP 10% BUFFER FUND

Schedule of Investments - continued	January 31, 2023 (unaudited)

In accordance with U. .S. . GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. . Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. . Level 1 includes quoted prices in active markets for identical securities.. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023:

		Level 1	Level 2	Level 3
			Other
			Significant	Significant
			Observable	Unobservable
EXCHANGE TRADES		Quoted Prices	Inputs	Inputs	Total

FUNDS . . . . . . .	. .$15,222,676. . . . $.		—	$—	$ 15,222,676
PURCHASED OPTIONS . .			391,806,922	—	391,806,922
TOTAL INVESTMENTS	. .	$. 15,222,676	$391,806,922	$—	$ 407,029,598
OPTIONS WRITTEN . . .
	. .$ .	—	$(8,284,843)	$—	$ (8,284,843)

The Fund held no Level 3 securities at any time during the period..

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2023..

At January 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $394,392,351 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . . .	.$ 24,511,204. .
Gross unrealized depreciation . . . . .	. (20,158,800. .	)
Net unrealized appreciation . . . . . . . .	. $. 4,352,404.

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QUARTERLY REPORT